Segment Reporting - Schedule of Group’s Operations by Business Segment (Details) - CODM [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Schedule of Group’s Operations by Business Segment [Line Items]
Total revenues	¥ 781,216	$ 109,052	¥ 963,212	¥ 114,440
Operating costs and expenses:
Cost of revenues	(397,359)	(55,469)	(568,278)	(16,136)
Payroll expense and employee benefit expenses	(315,026)	(43,976)	(260,291)	(98,618)
Share-based compensation	(73,099)	(10,204)	(23,335)
Amortization expense	(92,229)	(12,875)	(50,837)	(848)
Rental expense	(54,130)	(7,556)	(35,682)	(10,510)
Impairment loss	(441,298)	(61,603)	(426,410)
Others operating expenses	(99,416)	(13,877)	(61,840)	(47,132)
Total operating costs and expenses	(1,472,557)	(205,560)	(1,426,673)	(173,244)
Operating loss	(691,341)	(96,508)	(463,461)	(58,804)
Gains or loss from fair value change	(279)	(39)	(73,761)
Investment income	27,502	3,839	22,016	13,561
Gains from the disposal of subsidiaries	897,398	125,272
Derecognition of a contingent consideration	(22,267)	(3,108)
Interest income	32,861	4,587	17,210	8,591
Financial cost	(4,564)	(637)	(959)
Others, net	(591,676)	(82,595)	(2,149)	1,660
Loss before income taxes and share of loss of affiliates	(352,366)	(49,189)	(501,104)	(34,992)
Income tax benefit	19,642	2,742	(13,526)	(8,585)
Share of loss of affiliates	(3,834)	(535)	(1,218)
Net loss	(336,558)	$ (46,982)	(515,848)	(43,577)
Insurance Agency [Member]
Schedule of Group’s Operations by Business Segment [Line Items]
Total revenues	727,538		900,246
Operating costs and expenses:
Cost of revenues	(391,102)		(551,247)
Payroll expense and employee benefit expenses	(276,546)		(199,760)
Share-based compensation	(33,425)		(20,988)
Amortization expense	(91,524)		(49,960)
Rental expense	(50,446)		(30,759)
Impairment loss	(441,298)		(426,410)
Others operating expenses	(71,106)		(36,471)
Total operating costs and expenses	(1,355,447)		(1,315,595)
Operating loss	(627,909)		(415,349)
Gains or loss from fair value change	(431)		(73,761)
Investment income	27,041		21,493
Gains from the disposal of subsidiaries	897,398
Derecognition of a contingent consideration	(22,267)
Interest income	23,497		8,217
Financial cost	(4,562)		(959)
Others, net	(489,063)		(292)
Loss before income taxes and share of loss of affiliates	(196,296)		(460,651)
Income tax benefit	8,458		3,151
Share of loss of affiliates	(3,834)		(1,218)
Net loss	(191,672)		(458,718)
Wealth Management [Member]
Schedule of Group’s Operations by Business Segment [Line Items]
Total revenues	53,678		62,966	114,440
Operating costs and expenses:
Cost of revenues	(6,257)		(17,031)	(16,136)
Payroll expense and employee benefit expenses	(38,480)		(60,531)	(98,618)
Share-based compensation	(39,674)		(2,347)
Amortization expense	(705)		(877)	(848)
Rental expense	(3,684)		(4,923)	(10,510)
Impairment loss
Others operating expenses	(28,310)		(25,369)	(47,132)
Total operating costs and expenses	(117,110)		(111,078)	(173,244)
Operating loss	(63,432)		(48,112)	(58,804)
Gains or loss from fair value change	152
Investment income	461		523	13,561
Gains from the disposal of subsidiaries
Derecognition of a contingent consideration
Interest income	9,364		8,993	8,591
Financial cost	(2)
Others, net	(102,613)		(1,857)	1,660
Loss before income taxes and share of loss of affiliates	(156,070)		(40,453)	(34,992)
Income tax benefit	11,184		(16,677)	(8,585)
Share of loss of affiliates
Net loss	¥ (144,886)		¥ (57,130)	¥ (43,577)